RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits according to the financial statements to Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$483,496,040	$374,558,338
Notes receivable from participants deemed distributed, end of year	(22,000)	(73,503)
Amounts allocated to excess contributions	—	910
Net assets available for benefits per Form 5500	$483,474,040	$374,485,745

The following is a reconciliation of contributions made to the Plan according to the financial statements to Form 5500:

	December 31,
	2025	2024
Contributions per the financial statements	$39,636,816	$30,756,780
Amounts allocated to excess contributions	—	910
Contributions per Form 5500	$39,636,816	$30,757,690

The following is a reconciliation of benefit payments paid to the participants according to the financial statements to Form 5500:

	December 31,
	2025	2024
Benefit payments per the financial statements	$60,664,611	$50,086,460
Notes receivable deemed distributed, beginning of year	(73,503)	(129,638)
Notes receivable deemed distributed, end of year	22,000	73,503
Amounts allocated to withdrawing participants, beginning of year	—	(1,079)
Amounts allocated to excess contributions	910	177
Benefit payments per Form 5500	$60,614,018	$50,029,423